UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                       Montgomery Street Income Securities

Investment Company Act file number  811-2341

                    Montgomery Street Income Securities, Inc.
               (Exact name of registrant as specified in charter)


                        101 California Street, Suite 4100
                             San Francisco, CA 94111
               (Address of principal executive offices) (Zip code)

                                 Carole Coleman
                                    Secretary
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-6901

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  7/1/04-6/30/05
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ProxyEdge -  Investment Company Report                   Report Date: 08/03/2004
Meeting Date Range: 07/01/2004 to 06/30/2005
Selected Accounts: Montgomery Street Income Securities

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Montgomery Street Income Securities



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/15/05
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* Print the name and title of each signing officer under his or her signature.